Income Taxes - Deferred tax (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforward		$ 71,553,413		$ 66,025,752
Total deferred tax assets		73,699,244		67,464,781
Valuation allowance		(72,057,082)		(65,260,394)
Net deferred tax assets		1,642,162		2,204,387
Income Taxes, that has determined that it has an uncertain position that resulted in a tax reserve	$ 1,348,904	1,348,904	$ 1,348,904	1,348,904	$ 1,372,064	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		299,375,124		276,310,905
Deferred tax assets:
Operating Loss Carryforwards		299,375,124		$ 276,310,905
Seven Oaks Acquisition Corp
Deferred tax assets:
Net operating loss carryforward		15,716
Capitalized start up/organization costs		17,758
Total deferred tax assets		33,474
Valuation allowance		(33,474)
Net deferred tax assets		0
Income Taxes, that has determined that it has an uncertain position that resulted in a tax reserve		0
Unrecognized tax benefits accrued for interest and penalties		$ 0